FIRST COVA LIFE INSURANCE COMPANY                          SEPTEMBER 5, 1996


              PROFILE OF THE FIXED AND VARIABLE ANNUITY CONTRACT


This Profile is a summary of some of the more important points that you should consider and know before purchasing the Contract. The Contract is more fully described in the prospectus which accompanies this Profile. Please read the prospectus carefully.

1. THE ANNUITY CONTRACT: The fixed and variable annuity contract offered by First Cova is a contract between you, the owner, and First Cova, an insurance company. The Contract provides a means for investing on a tax-deferred basis in a fixed account of First Cova and 8 investment portfolios. The Contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options.

The fixed account offers an interest rate that is guaranteed by the insurance company, First Cova. This interest rate is set once each year. While your money is in the fixed account, the interest your money will earn as well as your principal is guaranteed by First Cova.

This  Contract also offers 8 investment portfolios which are listed in Section
4. These portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You can also lose your money.

You can put money into any or all of the investment portfolios and the fixed account. You can transfer between accounts up to 12 times a year without charge or tax implications. After 12 transfers, the charge is $25 or 2% of the amount transferred, whichever is less.

The Contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. The income phase occurs when you begin receiving regular payments from your Contract.

The amount of money you are able to accumulate in your account during the accumulation phase will determine the amount of income payments during the income phase.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options: (1) monthly payments for your life (assuming you are the annuitant); (2) monthly payments for your life, but with payments continuing to the beneficiary for 5, 10 or 20 years (as you select) if you die before the end of the selected period; and (3) monthly payments for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular payments, you cannot change your payment plan.

During the income phase, you have the same investment choices you had during the accumulation phase. You can choose to have payments come from the fixed account, the investment portfolios or both. If you choose to have any part of your payments come from the investment portfolios, the dollar amount of your payments may go up or down.

3. PURCHASE: You can buy this Contract with $5,000 or more under most circumstances. You can add $2,000 or more any time you like during the accumulation phase. Your registered representative can help you fill out the proper forms.

4. INVESTMENT OPTIONS: You can put your money in any or all of these investment portfolios which are described in the prospectuses for the funds:

MANAGED BY J.P. MORGAN INVESTMENT  MANAGED BY LORD, ABBETT & CO.
MANAGEMENT INC.                    Bond Debenture
Select Equity                      Growth and Income
Large Cap Stock
Small Cap Stock                    MANAGED BY CONNING ASSET
International Equity               MANAGEMENT COMPANY
Quality Bond                       Money Market



Depending upon market conditions, you can make or lose money in any of these portfolios.

5. EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.

Each year First Cova deducts a $30 contract maintenance charge from your Contract. First Cova currently waives this charge if the value of your Contract is at least $50,000. First Cova also deducts for its insurance charges which total 1.40% of the average daily value of your Contract allocated to the investment portfolios.

There are also investment charges which range from .205% to .95% of the average daily value of the investment portfolio depending upon the investment portfolio.

If you take your money out, First Cova may assess a withdrawal charge which is equal to 7% of each payment you take out in the first and second years after First Cova receives the payment, 5% of each payment you take out in the third, fourth and fifth years, and 3% of each payment you take out in the sixth and seventh years.

The following chart is designed to help you to understand the expenses in the Contract. The column "Total Annual Expenses" shows the total of the $30 contract maintenance charge (which is represented as .10% below), the 1.40% insurance charges and the investment expenses for each investment portfolio. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $1,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. For year 1, the Total Annual Expenses are assessed as well as the withdrawal charges. For year 10, the example shows the aggregate of all the annual expenses assessed for the 10 years, but there is no withdrawal charge.

The  premium  tax  is  assumed  to  be  0%  in  both  examples.

                                                                       EXAMPLES:
                                                                      Total Annual
                            Total Annual   Total Annual     Total     Expenses At     End of:
                              Insurance      Portfolio     Annual         (1)           (2)
Portfolio                      Charges       Expenses     Expenses       1 Year       10 Years
--------------------------  -------------  -------------  ---------  --------------  ----------

MANAGED BY J.P. MORGAN
INVESTMENT MANAGEMENT INC.
 Select Equity                      1.50%          0.85%      2.35%  $       93.80   $  266.24
 Large Cap Stock                    1.50%          0.75%      2.25%  $       92.80   $  256.13
 Small Cap Stock                    1.50%          0.95%      2.45%  $       94.80   $  276.23
 International Equity               1.50%          0.95%      2.45%  $       94.80   $  276.23
 Quality Bond                       1.50%          0.65%      2.15%  $       91.79   $  245.92
MANAGED BY LORD, ABBETT
& CO.
 Bond Debenture                     1.50%          0.85%      2.35%  $       93.80   $  266.24
 Growth and Income                  1.50%          0.59%      2.09%  $       91.19   $  239.74
MANAGED BY CONNING ASSET
MANAGEMENT COMPANY
 Money Market                       1.50%         0.205%     1.705%  $       87.31   $  199.08



For the newly formed Portfolios the expenses have been estimated. The expenses reflect any expense reimbursement or fee waiver. For more detailed information, see the Fee Table in the prospectus for the Contract.

6. TAXES: Your earnings are not taxed until you take them out. If you take money out, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the earnings. Payments during the income phase are considered partly a return of your original investment. That part of each payment is not taxable as income.

7. ACCESS TO YOUR MONEY: You can take money out at any time during the accumulation phase. After the first year, you can take up to 10% of your total purchase payments each year without charge from First Cova. Withdrawals in excess of that will be charged 7% of each payment you take out in the first and second years after First Cova receives the payment, 5% of each payment you take out in the third, fourth and fifth years, and 3% of each payment you take out in the sixth and seventh years. After First Cova has had a payment for 7 years, there is no charge for withdrawals. Of course, you may also have to pay income tax and a tax penalty on any money you take out. Each purchase payment you add to your Contract has its own 7 year withdrawal charge period.

8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the investment portfolios you choose. First Cova may provide total return figures for each investment portfolio.

9. DEATH BENEFIT: If you die before moving to the income phase, the person you have chosen as your beneficiary will receive a death benefit. This death benefit will be the greater of three amounts: 1) the money you've put in less any money you've taken out, and the related withdrawal charges, or 2) the current value of your Contract, or 3) the value of your Contract at the most recent 7th-year-anniversary plus any money you've added since that anniversary minus any money you've taken out since that anniversary, and the related withdrawal charges. If you die after age 80, slightly different rules apply.

10. OTHER INFORMATION: Free Look. If you cancel the Contract within 10 days after receiving it we will send you whatever your Contract is worth on the day we receive your request (this may be more or less than your original payment) without assessing a withdrawal charge. If you have purchased the Contract as an Individual Retirement Annuity (IRA) you will receive back your purchase payment. (Currently, the Contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.)

No Probate. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. However, the avoidance of probate does not mean that the beneficiary will not have tax liability as a result of receiving the death benefit.

Who should purchase the Contract? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in.

Additional Features. This Contract has additional features you might be interested in. These include:

   * You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature the Systematic Withdrawal Program.

   * You can arrange to have a regular amount of money automatically invested in investment portfolios each month, theoretically giving you a lower average cost per unit over time than a single one time purchase. We call this feature Dollar Cost Averaging.

   * First Cova will automatically readjust the money between investment portfolios periodically to keep the blend you select. We call this feature Automatic Rebalancing.

11. INQUIRIES: If you need more information about buying a Contract, please contact us at:

                            Cova Life Sales Company
                          One Tower Lane, Suite 3000
                          Oakbrook Terrace, IL 60181
                                 800-523-1661

If  you  have  any  other  questions,  please  contact  us at our Home Office:

                                 120 Broadway
                              New York, NY 10271
                                (800) 469-4545
                                (212) 766-0012


                        THE FIXED AND VARIABLE ANNUITY

                                   issued by

                    FIRST COVA VARIABLE ANNUITY ACCOUNT ONE

                                      and

                       FIRST COVA LIFE INSURANCE COMPANY
                (formerly, First Xerox Life Insurance Company)

This prospectus describes the Fixed and Variable Annuity Contract offered by First Cova Life Insurance Company (First Cova).

The annuity contract has 9 investment choices - a fixed account which offers an interest rate which is guaranteed by First Cova, and 8 investment portfolios listed below. The 8 investment portfolios are part of the Cova Series Trust, the Lord Abbett Series Fund, Inc. or the General American Capital Company. You can put your money in the fixed account and/or any of these investment portfolios.

COVA  SERIES  TRUST
Managed  by  J.P.  Morgan  Investment  Management  Inc.:
     Select  Equity
     Large  Cap  Stock
     Small  Cap  Stock
     International  Equity
     Quality  Bond

Managed  by  Lord,  Abbett  &  Co.:
     Bond  Debenture

LORD  ABBETT  SERIES  FUND,  INC.:
Managed  by  Lord,  Abbett  &  Co.:
     Growth  and  Income

GENERAL  AMERICAN  CAPITAL  COMPANY
Managed  by  Conning  Asset  Management  Company:
     Money  Market

Please  read   this prospectus before investing and keep it on file for future reference. It contains important information about the First Cova Fixed and Variable Annuity Contract.

To learn more about the First Cova Fixed and Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated September 5, 1996. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The Table of Contents of the SAI is on Page 14 of this prospectus. For a free copy of the SAI, call us at (800) 831-5433 or write us at: One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

September  5,  1996.

                               TABLE OF CONTENTS

                                                                         PAGE


INDEX  OF  SPECIAL  TERMS

FEE  TABLE

EXAMPLES

1.  THE  ANNUITY  CONTRACT

2.  ANNUITY  PAYMENTS  (THE  INCOME  PHASE)

3.  PURCHASE
Purchase  Payments
Allocation  of  Purchase  Payments
Accumulation  Units

4.  INVESTMENT  OPTIONS
Cova  Series  Trust
Lord  Abbett  Series  Fund,  Inc.
General  American  Capital  Company
Transfers
Dollar  Cost  Averaging  Program
Automatic  Rebalancing  Program
Voting  Rights
Substitution

5.  EXPENSES
Insurance  Charges
Contract  Maintenance  Charge
Withdrawal  Charge
Reduction  or  Elimination  of  the  Withdrawal  Charge
Transfer  Fee
Income  Taxes
Investment  Portfolio  Expenses

6.  TAXES
Annuity  Contracts  in  General
Qualified  and  Non-Qualified  Contracts
Withdrawals  -  Non-Qualified  Contracts
Withdrawals  -  Qualified  Contracts
Diversification

7.  ACCESS  TO  YOUR  MONEY
Systematic  Withdrawal  Program

8.  PERFORMANCE

9.  DEATH  BENEFIT
Upon  Your  Death
Death  of  Annuitant

10.  OTHER  INFORMATION
First  Cova
The  Separate  Account
Distributor
Ownership
Beneficiary
Assignment
Suspension  of  Payments  or  Transfers
Financial  Statements

TABLE  OF  CONTENTS  OF  THE  STATEMENT  OF  ADDITIONAL  INFORMATION

APPENDIX  A
     PERFORMANCE  INFORMATION



                            INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. They are identified in the text in italic and the page that is indicated here is where we believe you will find the best explanation for the word or term.

                                                                         PAGE

Accumulation  Phase.....................................................  6
Accumulation Unit.......................................................  7
Annuitant...............................................................  6
Annuity Date............................................................  6
Annuity Options.........................................................  6
Annuity Payments........................................................  6
Annuity Unit............................................................  7
Beneficiary.............................................................. 14
Fixed Account............................................................ 6
Income Phase............................................................. 6
Investment Portfolios.................................................... 7
Joint Owner.............................................................. 14
Non-Qualified............................................................ 10
Owner.................................................................... 13
Purchase Payment......................................................... 7
Qualified................................................................ 10
Tax Deferral............................................................. 10


                                   FEE TABLE

OWNER TRANSACTION EXPENSES
Withdrawal Charge (as a percentage        Years Since
of purchase payments) (see Note 2 below)  Payment      Charge
                                          -----------  -------

                                                    1       7%
                                                    2       7%
                                                    3       5%
                                                    4       5%
                                                    5       5%
                                                    6       3%
                                                    7       3%
                                                   8+       0%

Transfer Fee (see Note 3 below)             No charge for first 12 transfers in a
                                            contract year; thereafter, the fee is
                                            $25 per transfer or, if less, 2% of
                                            the amount transferred.

Contract Maintenance Charge                 $30 per contract per year
(see Note 4 below)

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and Expense Risk Premium                                            1.25%
Administrative Expense Charge                                                  .15%
                                                                              -----

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                                        1.40%



                                                                 Other Expenses
                                                                 (after expense        Total
INVESTMENT PORTFOLIO CHARGES                                     reimbursement for     Annual
(as a percentage of the average daily net   Management   12b-1   certain Portfolios-   Portfolio
assets of an investment portfolio)          Fees         Fees    see Note 5 below)     Expenses
                                            -----------  ------  --------------------  ----------

COVA SERIES TRUST
Managed by J.P. Morgan Investment
Management Inc.
    Select Equity*                                 .75%    ---                   .10%        .85%
    Large Cap Stock*                               .65%    ---                   .10%        .75%
    Small Cap Stock*                               .85%    ---                   .10%        .95%
    International Equity*                          .85%    ---                   .10%        .95%
    Quality Bond*                                  .55%    ---                   .10%        .65%
Managed by Lord, Abbett & Co.
    Bond Debenture*                                .75%    ---                   .10%        .85%
LORD ABBETT SERIES FUND, INC.
Managed by Lord, Abbett & Co.
    Growth and Income#                             .50%    .07%                  .02%        .59%
GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset
Management Company
    Money Market                                  .205%    ---                   .00%       .205%


     *  Estimated.  The  Portfolio  commenced  regular  investment  operations  on April 1, 1996.

     #  The  expenses  for  the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. have been  restated  to  reflect  a  12b-1  plan which provides for payments to Lord, Abbett & Co. for remittance  to  a  life  insurance  company  for  certain  distribution  expenses  (see  the Fund
Prospectus).  The  12b-1  Plan  provides that such remittances, in the aggregate, will not exceed
 .15%,  on  an  annual  basis,  of  the  daily  net asset value of shares of the Growth and Income
Portfolio.  The  12b-1 plan was implemented on or about June 28, 1996. The 12b-1 fees shown above have  been estimated for the year ending December 31, 1996. The examples below for this Portfolio reflect  the  imposition  of  the  estimated  12b-1  fees.



EXAMPLES:

You will pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

     (a)  upon  surrender  at  the  end  of  each  time  period;
     (b)  if  the  contract  is  not  surrendered  or  is  annuitized.



                                                   Time  Periods
                                                       1 year      3 years
                                                   -------------  -----------
COVA SERIES TRUST
Managed by J.P. Morgan Investment Management Inc.
   Select Equity                                      (a) $93.80  (a) $118.16
                                                      (b) $23.80  (b) $73.16
   Large Cap Stock                                    (a) $92.80  (a) $115.15
                                                      (b) $22.80  (b) $70.15
   Small Cap Stock                                    (a) $94.80  (a) $121.17
                                                      (b) $24.80  (b) $76.17
   International Equity                               (a) $94.80  (a) $121.17
                                                      (b) $24.80  (b) $76.17
   Quality Bond                                       (a) $91.79  (a) $112.12
                                                      (b) $21.79  (b) $67.12
Managed by Lord, Abbett & Co.
   Bond Debenture                                     (a) $93.80  (a) $118.16
                                                      (b) $23.80  (b) $73.16
LORD ABBETT SERIES FUND, INC.
Managed by Lord, Abbett & Co.
   Growth and Income                                  (a) $91.19  (a) $110.30
                                                      (b) $21.19  (b) $65.30

GENERAL AMERICAN CAPITAL COMPANY
Managed by Conning Asset Management
  Company
    Money Market                                      (a) $87.31   (a) $98.54
                                                      (b) $17.31   (b) $53.54



EXPLANATION  OF  FEE  TABLE  AND  EXAMPLES

     1. The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as the investment portfolios.

     2. The withdrawal charge is 7% of each payment you take out in the first and second years after First Cova receives the payment, 5% of each payment you take out in the third, fourth and fifth years, and 3% of each payment you take out in the sixth and seventh years. After First Cova has had a purchase payment for 7 years, there is no charge by First Cova for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, you can take up to 10% of your total purchase payments each year without a charge from First Cova.

     3. First Cova will not charge you the transfer fee even if there are more than 12 transfers in a year if the transfer is for the Dollar Cost Averaging or Automatic Rebalancing Programs.

     4. First Cova will not charge the contract maintenance charge if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, First Cova will charge the contract maintenance charge.

     5. An affiliate of First Cova currently reimburses the investment portfolios of Cova Series Trust for all operating expenses (exclusive of the management fees) in excess of approximately .10%. Absent this expense reimbursement, the expenses (exclusive of the management fees) for the period from April 1, 1996 (commencement of operations of investment portfolios) to December 31, 1996 are estimated to be: .64% for the Select Equity Portfolio;
 .59% for the Large Cap Stock Portfolio; .69% for the Small Cap Stock Portfolio; .66% for the International Equity Portfolio; .55% for the Quality Bond Portfolio; and .53% for the Bond Debenture Portfolio.

     6. Premium taxes are not reflected. New York does not assess premium taxes.

     7.  The  assumed  average  contract  size  is  $30,000.

     8. THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                            1. THE ANNUITY CONTRACT

This Prospectus describes the Fixed and Variable Annuity Contract offered by First Cova.

An annuity is a contract between you, the owner, and an insurance company (in this case First Cova), where the insurance company promises to pay you an income, in the form of annuity payments, beginning on a designated date that's at least one year after we issue your contract. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase. The contract benefits from tax deferral.

Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among 8 investment portfolios. Depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends upon the investment performance of the investment portfolios you select for the income phase.

The contract also contains a fixed account. The fixed account offers an interest rate that is guaranteed by First Cova. This interest rate is set once each year. First Cova guarantees that the interest credited to the fixed account will not be less than 3% per year. If you select the fixed account, your money will be placed with the other general assets of First Cova. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase.

As owner of the contract, you exercise all rights under the contract. You can change the owner at any time by notifying First Cova in writing. You and another person can be named joint owners. We have described more information on this in Section 10 - Other Information.

                    2. ANNUITY PAYMENTS (THE INCOME PHASE)

Under the contract you can receive regular income payments. You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month. You can also choose among income plans. We call those annuity options.

We ask you to choose your annuity date and annuity option when you purchase the contract. You can change either at any time before the annuity date with 30 days notice to us. Your annuity date cannot be any earlier than one year after we issue the contract. Annuity payments must begin by the annuitant's 90th birthday. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the fixed account, the investment portfolio(s) or a combination of both. If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things: 1) the value of your contract in the investment portfolio(s) on the annuity date, 2) the 3% assumed investment rate used in the annuity table for the contract, and 3) the performance of the investment portfolios you selected. If the actual performance exceeds the 3% assumed rate, your annuity payments will increase. Similarly, if the actual rate is less than 3%, your annuity payments will decrease.

You can choose one of the following annuity options. After annuity payments begin, you cannot change the annuity option.

     OPTION 1. LIFE ANNUITY. Under this option, we will make an annuity payment each month so long as the annuitant is alive. After the annuitant dies, we stop making annuity payments.

     OPTION 2. LIFE ANNUITY WITH 5, 10 OR 20 YEARS GUARANTEED. Under this option, we will make an annuity payment each month so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than the selected guaranteed period, we will then continue to make annuity payments for the rest of the guaranteed period to the beneficiary. If the beneficiary does not want to receive annuity payments, he or she can ask us for a single lump sum.

     OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make annuity payments each month so long as the annuitant and a second person are both alive. When either of these people dies, we will continue to make annuity payments, so long as the survivor continues to live. The amount of the annuity payments we will make to the survivor can be equal to 100%, 66 2/3% or 50% of the amount that we would have paid if both were alive.

Annuity payments are made monthly unless you have less than $2,000 to apply toward a payment. In that case, First Cova may provide your annuity payment in a single lump sum. Likewise, if your annuity payments would be less than $20 a month, First Cova has the right to change the frequency of payments so that your annuity payments are at least $20.

                                  3. PURCHASE

PURCHASE  PAYMENTS

A purchase payment is the money you give us to buy the contract. The minimum we will accept is $5,000 when the contract is bought as a non-qualified contract. If you are buying the contract as part of an IRA (Individual Retirement Annuity) the minimum we will accept is $2,000. (Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.) The maximum we accept is $1 million without our prior approval. You can make additional purchase payments of $2,000 or more to either type of contract.

ALLOCATION  OF  PURCHASE  PAYMENTS

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or one or more of the investment portfolios you have selected. If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. There is a $500 minimum balance requirement for the fixed account and for each investment portfolio.

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it. When you cancel the contract within this time period, First Cova will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. If you have purchased the contract as an IRA, we are required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it.

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

ACCUMULATION  UNITS

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every  day  we  determine  the  value  of an accumulation unit for each of the investment  portfolios.  We  do  this  by:

     (1) determining the total amount of money invested in the particular investment portfolio;

     (2) subtracting from that amount any insurance charges and any other charges such as taxes we have deducted; and

     (3) dividing this amount by the number of outstanding accumulation units.

The  value  of  an  accumulation  unit  may  go  up  or  down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio divided by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

     EXAMPLE:

     On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Quality Bond Portfolio.

                             4. INVESTMENT OPTIONS

The Contract offers 8 investment portfolios which are described below. Additional investment portfolios may be available in the future.

YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. COPIES OF THESE PROSPECTUSES ARE ATTACHED TO THIS PROSPECTUS.

COVA  SERIES  TRUST

Cova Series Trust is managed by Cova Advisory, which is an affiliate of First Cova. Cova Series Trust is a mutual fund with multiple portfolios. Each investment portfolio has a different investment objective. Cova Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following investment portfolios are available under the contract:

J.P. Morgan Investment Management Inc. is the sub-adviser to the following portfolios:

     Select  Equity  Portfolio
     Large  Cap  Stock  Portfolio
     Small  Cap  Stock  Portfolio
     International  Equity  Portfolio
     Quality  Bond  Portfolio

Lord,  Abbett  &  Co.  is  the  sub-adviser  to  the  following  portfolio:

     Bond  Debenture  Portfolio

LORD  ABBETT  SERIES  FUND,  INC.

Lord  Abbett Series Fund, Inc. is a mutual fund with multiple portfolios. Each
portfolio    is  managed  by  Lord,  Abbett  &  Co. The following portfolio is available  under  the  contract:

     Growth  and  Income  Portfolio

GENERAL  AMERICAN  CAPITAL  COMPANY

   General American Capital Company is a mutual fund with multiple portfolios. Each portfolio is managed by Conning Asset Management Company. The following portfolio is available under the contract:

     Money  Market  Fund

TRANSFERS

You can transfer money among the fixed account and the 8 investment portfolios.

     TRANSFERS DURING THE ACCUMULATION PHASE. You can make 12 transfers every year during the accumulation phase without charge. We measure a year from the anniversary of the day we issued your contract. You can make a transfer to or from the fixed account and to or from any investment portfolio. If you make more than 12 transfers in a year, there is a transfer fee deducted. The fee is $25 per transfer or, if less, 2% of the amount transferred. The following apply to any transfer during the accumulation phase:

     1. The minimum amount which you can transfer is $500 or your entire value in the investment portfolio or fixed account.

     2. Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

     3. Your request for transfer must clearly state how much the transfer is for.

     4. You cannot make any transfers within 7 calendar days of the annuity date.

     TRANSFERS DURING THE INCOME PHASE. You can only make transfers between the investment portfolios once each year. We measure a year from the anniversary of the day we issued your contract. You cannot transfer from the fixed account to an investment portfolio, but you can transfer from one or more investment portfolios to the fixed account at any time. If you make more than 12 transfers in a year, a transfer fee will be charged.

You can make transfers by telephone. If you own the contract with a joint owner, unless First Cova is instructed otherwise, First Cova will accept instructions from either you or the other owner. First Cova will use reasonable procedures to confirm that instructions given us by telephone are genuine. If First Cova fails to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. First Cova tape records all telephone instructions.

DOLLAR  COST  AVERAGING  PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from the Money Market Fund of General American Capital Company or the fixed account to any of the other investment portfolio(s). By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations.

The minimum amount which can be transferred each month is $500. You must have at least $6,000 in the Money Market Fund of General American Capital Company or the fixed account, (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

All Dollar Cost Averaging transfers will be made on the 15th day of the month unless that day is not a business day. If it is not, then the transfer will be made the next business day.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee.

AUTOMATIC  REBALANCING  PROGRAM

Once your money has been allocated among the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. The transfer date will be the 1st day after the end of the period you selected. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

     EXAMPLE:

     Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the Quality Bond Portfolio and 60% to be in Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, First Cova would sell some of your units in the Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the Select Equity Portfolio to increase those holdings to 60%.

VOTING  RIGHTS

First Cova is the legal owner of the investment portfolio shares. However, First Cova believes that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, it is required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that First Cova owns on its own behalf. Should First Cova determine that it is no longer required to comply with the above, we will vote the shares in our own right.

SUBSTITUTION

First Cova may be required to substitute one of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this.

                                  5. EXPENSES

There are charges and other expenses associated with the contracts that reduce the return on your investment in the contract. These charges and expenses are:

INSURANCE  CHARGES

Each day, First Cova makes a deduction for its insurance charges. First Cova does this as part of its calculation of the value of the accumulation units and the annuity units. The insurance charge has two parts: 1) the mortality and expense risk premium and 2) the administrative expense charge.

     MORTALITY AND EXPENSE RISK PREMIUM. This charge is equal, on an annual basis, to 1.25% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, the death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be sufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then First Cova will bear the loss. First Cova does, however, expect to profit from this charge. The mortality and expense risk premium cannot be increased. First Cova may use any profits we make from this charge to pay for the costs of distributing the contract.

     ADMINISTRATIVE EXPENSE CHARGE. This charge is equal, on an annual basis, to .15% of the daily value of the contracts invested in an investment portfolio, after expenses have been deducted. This charge, together with the contract maintenance charge (see below) is for all the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs. Because this charge is taken out of every unit value, you may pay more in administrative costs than those that are associated solely with your contract. First Cova does not intend to profit from this charge. However, if this charge and the contract maintenance charge are not enough to cover the costs of the contracts in the future, First Cova will bear the loss.

CONTRACT  MAINTENANCE  CHARGE

During the accumulation phase, every year on the anniversary of the date when your contract was issued, First Cova deducts $30 from your contract as a contract maintenance charge. This charge is for administrative expenses (see above). This charge can not be increased.

First Cova will not deduct this charge, if when the deduction is to be made, the value of your contract is $50,000 or more. First Cova may some time in the future discontinue this practice and deduct the charge.

If you make a complete withdrawal from your contract, the contract maintenance charge will also be deducted. A prorata portion of the charge will be deducted if the annuity date is other than an anniversary. After the annuity date, the charge will be collected monthly out of the annuity payment.

WITHDRAWAL  CHARGE

During the accumulation phase, you can make withdrawals from your contract. First Cova keeps track of each purchase payment. Once a year after the first year, you can withdraw up to 10% of your total purchase payments and no withdrawal charge will be assessed on the 10%, if on the day you make your withdrawal the value of your contract is $5,000 or more. Otherwise, the charge is 7% of each payment you take out in the first and second years after First Cova receives the payment, 5% of each payment you take out in the third, fourth and fifth years, and 3% of each payment you take out in the sixth and seventh years. After First Cova has had a purchase payment for 7 years, there is no charge when you withdraw that purchase payment. For purposes of the withdrawal charge, First Cova treats withdrawals as coming from the oldest purchase payment first. When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, withdrawals are considered to have come from the last money into the contract. Thus, for tax purposes, earnings are considered to come out first.

First Cova does not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits.

REDUCTION  OR  ELIMINATION  OF  THE  WITHDRAWAL  CHARGE

First Cova will reduce or eliminate the amount of the withdrawal charge when the contract is sold to an officer, director or employee of First Cova. In no event will elimination of the Withdrawal Charge be permitted where elimination will be unfairly discriminatory to any person.

TRANSFER  FEE

You can make 12 free transfers every year. We measure a year from the day we issue your contract. If you make more than 12 transfers a year, we will deduct a transfer fee of $25 or 2% of the amount that is transferred whichever is less.

If the transfer is part of the Dollar Cost Averaging Program or the Automatic Rebalancing Program it will not count in determining the transfer fee.

INCOME  TAXES

First Cova will deduct from the contract for any income taxes which it incurs because of the contract. At the present time, we are not making any such deductions.

INVESTMENT  PORTFOLIO  EXPENSES

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the attached fund prospectuses.

                                   6. TAXES

NOTE: First Cova has prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. First Cova has included in the Statement of Additional Information an additional discussion regarding taxes.

ANNUITY  CONTRACTS  IN  GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includible in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts), the contract will generally not be treated as an annuity for tax purposes.

QUALIFIED  AND  NON-QUALIFIED  CONTRACTS

If you purchase the contract as an individual and not under an Individual Retirement Annuity (IRA), your contract is referred to as a non-qualified contract.

If you purchase the contract under an IRA, your contract is referred to as a qualified contract. Currently, the contract is not available under an IRA until the IRA Endorsement is approved by the State of New York Insurance Department.

WITHDRAWALS  -  NON-QUALIFIED  CONTRACTS

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includible in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includible in income. Some withdrawals will be exempt from the penalty. They include any amounts: (1) paid on or after the taxpayer reaches age 59 1/2; (2) paid after you die; (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code); (4) paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity, (5) paid under an immediate annuity; or (6) which come from purchase payments made prior to August 14, 1982.

WITHDRAWALS  -  QUALIFIED  CONTRACTS

The above information describing the taxation of non-qualified contracts does not apply to qualified contracts. There are special rules that govern with respect to qualified contracts. We have provided a more complete discussion in the Statement of Additional Information.

DIVERSIFICATION

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. First Cova believes that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not First Cova would be considered the owner of the shares of the investment portfolios. If this occurs, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent under federal tax law owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment portfolios.

Due to the uncertainty in this area, First Cova reserves the right to modify the contract in an attempt to maintain favorable tax treatment.

                            7. ACCESS TO YOUR MONEY

You can have access to the money in your contract: (1) by making a withdrawal (either a partial or a complete withdrawal); (2) by electing to receive annuity payments; or (3) when a death benefit is paid to your beneficiary. Withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the value of the contract on the day you made the withdrawal less any applicable withdrawal charge, less any premium tax and less any contract maintenance charge. (See Section 5. Expenses for a discussion of the charges.)

Unless you instruct First Cova otherwise, any partial withdrawal will be made pro-rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500. First Cova requires that after a partial withdrawal is made you keep at least $1,000 in your contract.

INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.

SYSTEMATIC  WITHDRAWAL  PROGRAM

If you are 59 1/2 or older, you may use the Systematic Withdrawal Program. This program provides an automatic monthly payment to you of up to 10% of your total purchase payments each year. No withdrawal charge will be deducted for these payments. First Cova does not have any charge for this program. If you use this program, you may not also make a single 10% free withdrawal. For a discussion of the withdrawal charge and the 10% free withdrawal, see Section 5. Expenses.

All Systematic Withdrawals will be paid on the 15th day of the month unless that day is not a business day. If it is not, then the payment will be the next business day.

Income  taxes  may  apply  to  Systematic  Withdrawals.

                                8. PERFORMANCE

First Cova periodically advertises performance of the various investment portfolios. First Cova will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the insurance charges. It does not reflect the deduction of any applicable contract maintenance charge and withdrawal charge. The deduction of any applicable contract maintenance charge and withdrawal charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the insurance charges, contract maintenance charges, and withdrawal charges.

Appendix A contains performance information that you may find informative. It is divided into various parts, depending upon the type of performance information shown. Future performance will vary and the results shown are not necessarily representative of future results.

     PART 1. This section shows the actual investment performance of the Lord Abbett Series Fund, Inc. Growth and Income Portfolio and the General American Capital Company Money Market Fund, each of which has been in existence for some time and therefore has an investment performance history. In order to show how investment experience of the Growth and Income Portfolio and the Money Market Fund affects accumulation unit values, hypothetical performance information was developed.

     Chart 1 contained in Appendix A sets out hypothetical information based upon the historical experience of the Growth and Income Portfolio and the Money Market Fund and is for the periods shown. The performance figures for the Growth and Income Portfolio and the Money Market Fund reflect the deduction of the actual fees and expenses paid by the Growth and Income
Portfolio and the Money Market Fund. There are performance figures for the accumulation units which reflect the insurance charges as well as the fees and expenses of the Growth and Income Portfolio and the Money Market Fund. There are also performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the fees and expenses of each of the Growth and Income Portfolio and the Money Market Fund, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

     PART 2. The Bond Debenture investment portfolio is relatively new and therefore does not yet have any meaningful performance record. However, it has the same investment objectives and follows substantially the same investment strategies as a certain mutual fund advised by the same sub-adviser. This fund is sold to the public (Public Fund) and has an investment performance record. In order to demonstrate how the performance of the Public Fund affects accumulation unit values, hypothetical performance information was developed.

     Chart 2 contained in Appendix A shows the historical performance of the Public Fund. These performance figures reflect the deduction of the historical fees and expenses paid by the Public Fund and not those paid by the investment portfolio. The hypothetical figures for the accumulation units assume the deduction of the fees and expenses anticipated to actually be paid by the investment portfolio, but use the actual performance results of the Public Fund. There are hypothetical performance figures for the accumulation units which reflect the insurance charges as well as the portfolio expenses. There are also hypothetical performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

     PART 3. J.P. Morgan Investment Management Inc. is the sub-adviser for five investment portfolios. The portfolios are relatively new and have no meaningful performance history. However, all of these investment portfolios (except the International Equity Portfolio) have investment objectives, policies and strategies substantially similar to those employed by the sub-adviser with respect to certain private accounts (Private Accounts). Thus the performance information derived from these Private Accounts is deemed relevant to the investor. In order to demonstrate how the actual investment experience of these Private Accounts affects accumulation unit values, hypothetical performance information was developed.

     Chart 3 contained in Appendix A shows hypothetical performance information derived from the historical performance of composites of the comparable Private Accounts with respect to the Select Equity, Large Cap Stock, Small Cap Stock and Quality Bond investment portfolios. The hypothetical performance figures for the investment portfolios represent the actual performance results of the composites of comparable Private Accounts, adjusted to reflect the deduction of the fees and expenses anticipated to be paid by the investment portfolio. The actual composite performance figures of the Private Accounts are time-weighted rates of return which include all income and accrued income and realized and unrealized gains or losses, but do not reflect the deduction of investment advisory fees actually charged to the Private Accounts. There are hypothetical performance figures for the accumulation units which reflect the actual performance results of the composites of comparable Private Accounts, adjusted to reflect the deduction of the fees and expenses anticipated to be paid by the investment portfolio and the insurance charges. There are also hypothetical performance figures for the accumulation units which reflect the actual performance results of the composites of comparable Private Accounts, adjusted to reflect the deduction of the fees and expenses anticipated to be paid by the investment portfolio plus the insurance charges, the contract maintenance charge, and also assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

Please note that Appendix A does not contain performance information for the International Equity Portfolio.

                               9. DEATH BENEFIT

UPON  YOUR  DEATH

If you die before annuity payments begin, First Cova will pay a death benefit to your beneficiary (see below). If you have a joint owner, the death benefit will be paid when the first of you dies. The surviving joint owner will be treated as the beneficiary.

The amount of the death benefit depends on how old you or your joint owner is.

Prior to you, or your joint owner, reaching age 80, the death benefit will be the greater of:

     1. Total purchase payments, less withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your contract at the time the death benefit is to be paid; or

     3.  The  value of your contract on the most recent seven year anniversary
before    the  date  of death, plus any subsequent purchase payments, less any withdrawals  (and  any  withdrawal  charges  paid  on  the  withdrawals.)

After you, or your joint owner, reaches age 80, the death benefit will be the greater of:

     1. Total purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals);

     2. The value of your contract at the time the death benefit is to be paid; or

     3. The value of your contract on the most recent seven year anniversary on or before you or your joint owner reaches age 80, plus any subsequent purchase payments, less any withdrawals (and any withdrawal charges paid on the withdrawals).

The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name at the then current value. If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days.

DEATH  OF  ANNUITANT

If the annuitant, not an owner or joint owner, dies before annuity payments begin, you can name a new annuitant. If no annuitant is named within 30 days of the death of the annuitant, you will become the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death or change of annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected.

                             10. OTHER INFORMATION

FIRST  COVA

First Cova Life Insurance Company (First Cova) was organized under the laws of the State of New York on December 31, 1992. First Cova is a wholly-owned subsidiary of Cova Financial Services Life Insurance Company, a Missouri insurance company. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company purchased First Cova which on that date changed its name to First Cova Life Insurance Company.

First  Cova  is  licensed  to  do  business  only  in  the  state of New York.

THE  SEPARATE  ACCOUNT

First Cova has established a separate account, First Cova Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of First Cova adopted a resolution to establish the Separate Account under New York insurance law on December 31, 1992. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in First Cova's name on behalf of the Separate Account and legally belong to First Cova. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business First Cova may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts First Cova may issue.

DISTRIBUTOR

Cova Life Sales Company (Life Sales), One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644, acts as the distributor of the contracts. Life Sales is an affiliate of First Cova.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions of up to 3.5% of purchase payments. In addition, under certain circumstances, an expense allowance of up to 2.75% of purchase payments may be payable. The New York Insurance Department has ruled that asset based compensation is permissible under certain circumstances. First Cova may, in the future, adopt an asset based compensation program in addition to, or in lieu of, the present compensation program. To the extent that the withdrawal charge is insufficient to cover the actual cost of distribution, First Cova may use any of its corporate assets, including any profit from the mortality and expense risk premium, to make up any difference.

OWNERSHIP

     OWNER. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, the annuitant is the owner. The beneficiary becomes the owner when a death benefit is payable.

     JOINT OWNER. The contract can be owned by joint owners. Upon the death of either joint owner, the surviving owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. First Cova will not be bound by the assignment until it receives the written notice of the assignment. First Cova will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

SUSPENSION  OF  PAYMENTS  OR  TRANSFERS

First Cova may be required to suspend or postpone payments for withdrawal or transfers for any period when:

     1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     2.  trading  on  the  New  York  Stock  Exchange  is  restricted;

     3.  an  emergency  exists  as a result of which disposal of shares of the
investment    portfolios  is  not  reasonably practicable or First Cova cannot reasonably  value  the  shares  of  the  investment  portfolios;

     4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

First Cova has reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

FINANCIAL  STATEMENTS

The financial statements of First Cova have been included in the Statement of Additional Information.

         TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

                                                                          PAGE
Company

Experts

Legal  Opinions

Distribution

Performance  Information

Tax  Status

Annuity  Provisions

Financial  Statements



                                  APPENDIX A
                            PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

PART 1 GENERAL AMERICAN CAPITAL COMPANY MONEY MARKET FUND AND LORD ABBETT SERIES FUND, INC. GROWTH AND INCOME PORTFOLIO

The General American Capital Company Money Market Fund and the Lord Abbett Series Fund, Inc. Growth and Income Portfolio have been in existence for sometime and therefore have an investment performance history. In order to show how investment performance of the Money Market Fund and the Growth and Income Portfolio affects accumulation unit values, we have developed hypothetical performance information.

The chart below shows the actual investment performance of the Money Market Fund and the Growth and Income Portfolio and the hypothetical accumulation unit performance calculated by assuming that accumulation units were invested in each of the Money Market Fund and the Growth and Income Portfolio for the same periods.

The performance figures in Column A below for each of the Money Market Fund and the Growth and Income Portfolio reflect the actual fees and expenses paid by each of the Money Market Fund and the Growth and Income Portfolio. Column B presents hypothetical performance figures for the accumulation units which reflects the insurance charges as well as the fees and expenses of the Money Market Fund and the Growth and Income Portfolio. Column C presents hypothetical performance figures for the accumulation units which reflects the insurance charges, the contract maintenance charge, the fees and expenses of each of the Money Market Fund and the Growth and Income Portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

CHART  1
GENERAL  AMERICAN  CAPITAL  COMPANY  MONEY  MARKET  FUND

AVERAGE  ANNUAL  TOTAL  RETURN
FOR  THE  PERIODS  ENDED  12/31/95

              Column        A                    Column            B                   Column C

               Fund    Performance            Hypothetical   Accumulation    Unit    Performance

Portfolio      1 yr       5 yrs      10 yrs       1 yr           5 yrs      10 yrs       1 yr       5 yrs   10 yrs
------------  -------  ------------  -------  -------------  -------------  -------  ------------  -------  -------
Money Market    6.17%         4.82%    6.46%          4.77%          3.42%    5.06%       (2.33%)  (1.18%)    4.96%



LORD  ABBETT  SERIES  FUND,  INC.

AVERAGE  ANNUAL  TOTAL  RETURN
FOR  THE  PERIODS  ENDED  12/31/95

                     Column         A                    Column         B                      Column C
                   Portfolio   Performance                        Accumulation      Unit     Performance

                                               since                               since                             since
Portfolio             1 yr        5 yrs      inception    1 yr        5 yrs      inception       1 yr      5 yrs   inception
-----------------  ----------  ------------  ----------  -------  -------------  ----------  ------------  ------  ----------
Growth and Income      29.82%        17.59%      14.86%   28.03%         15.99%      13.31%        20.46%  14.86%      12.55%



PART  2  PUBLIC  FUND

The investment portfolio set out in the chart below is relatively new and does not yet have any meaningful performance record. However, it has the same investment objectives and follows substantially the same investment strategies as a mutual fund advised by the same sub-adviser. This fund is sold to the public and is referred to here as a Public Fund.

The chart below shows the historical performance of the Public Fund. The performance figures in Column A reflect the deduction of the historical fees and expenses paid by the Public Fund and not those paid by the investment portfolio. Column B presents hypothetical performance figures for the accumulation units which reflect the insurance charges and the deduction of the fees and expenses anticipated to actually be paid by the investment portfolio. Column C presents hypothetical performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, the deduction of the fees and expenses anticipated to actually be paid by the investment portfolio and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

CHART  2
PUBLIC  FUND

AVERAGE  ANNUAL  TOTAL  RETURN
FOR  THE  PERIODS  ENDED  12/31/95

                  Column     A                   Column         B                       Column        C

                  Public    Fund   Performance            Hypothetical   Accumulation    Unit    Performance

Portfolio          1 yr    5 yrs      10 yrs      1 yr        5 yrs         10 yrs       1 yr       5 yrs      10 yrs
----------------  -------  ------  ------------  -------  -------------  -------------  -------  ------------  -------
Lord Abbett Bond
  Debenture Fund   17.50%  16.00%        10.10%   16.10%         14.60%          8.70%    9.00%        10.00%    8.60%



PART  3  HYPOTHETICAL  PERFORMANCE  INFORMATION  DERIVED FROM PRIVATE ACCOUNTS

The investment portfolios set out in the chart below are relatively new and do not yet have their own meaningful performance record. However, they have investment objectives, policies and strategies substantially similar to those employed by J.P. Morgan Investment Management Inc. with respect to certain Private Accounts. Thus, the performance information derived from these Private Accounts is deemed relevant to the investor. The performance of the investment portfolios may vary from the Private Account composite information because each investment portfolio will be actively managed and its investments will vary from time to time and will not be identical to the past portfolio investments of the Private Accounts. Moreover, the Private Accounts are not registered under the Investment Company Act of 1940 ("1940 Act") and therefore are not subject to certain investment restrictions that are imposed by the 1940 Act, which, if imposed, could have adversely affected the Private Accounts' performance.

The chart below shows hypothetical performance information derived from historical composite performance of the Private Accounts included in the Active Equity Composite, Structured Stock Selection Composite, Small Cap Directly Invested Composite and Public Bond Composite. The hypothetical performance figures for the investment portfolios in Column A represent the actual performance results of the composites of comparable Private Accounts, adjusted to reflect the deduction of the fees and expenses anticipated to be paid by the investment portfolio. The actual Private Account composite performance figures are time-weighted rates of return which include all income and accrued income and realized and unrealized gains or losses, but do not reflect the deduction of investment advisory fees actually charged to the Private Accounts. Column B presents the hypothetical performance figures for the accumulation units which reflect the actual performance results of the composites of comparable Private Accounts, adjusted to reflect the deduction of the fees and expenses anticipated to be paid by the investment portfolio and the insurance charges. Column C presents the hypothetical performance figures for the accumulation units which reflect the insurance charges, the contract maintenance charge, and the actual performance results of the composites of comparable Private Accounts, adjusted to reflect the deduction of the fees and expenses anticipated to be paid by the investment portfolio. Column C also assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. Inception was June 1, 1987 for the Public Bond Composite and November 1, 1989 for the Structured Stock Selection Composite.

CHART  3
HYPOTHETICAL PERFORMANCE INFORMATION DERIVED FROM PRIVATE ACCOUNT COMPOSITE PERFORMANCE REDUCED BY ANTICIPATED INVESTMENT PORTFOLIO FEES AND EXPENSES HYPOTHETICAL AVERAGE ANNUAL TOTAL RETURN
FOR  THE  PERIODS  ENDED  12/31/95

                                COLUMN A                                       COLUMN B

                              Hypothetical    Investment

                                Portfolio    Performance                     Hypothetical   Accumulation

                                                              10 yrs or                                       10 yrs or
Portfolio                         1 yr          5 yrs      since inception       1 yr           5 yrs      since inception
----------------------------  -------------  ------------  ----------------  -------------  -------------  ----------------

Active Equity Composite              32.56%        17.71%            15.51%         31.16%         16.31%            14.11%
(Select Equity Portfolio)

Structured Stock Selection
Composite                            37.47%        17.40%            14.05%         36.07%         16.00%            12.65%
(Large Cap Stock Portfolio)

Small Cap Directly Invested
Composite                            35.29%        20.75%            12.00%         33.89%         19.35%            10.60%
(Small Cap Stock Portfolio)

Public Bond Composite                17.71%         9.46%             9.52%         16.31%          8.06%             8.12%
(Quality Bond Portfolio)



                                   COLUMN C

                                Unit     Performance

                                                             10 yrs
Portfolio                       1 yr        5 yrs      or since inception
----------------------------  ---------  ------------  -------------------

Active Equity Composite          24.06%        11.71%               14.01%
(Select Equity Portfolio)

Structured Stock Selection
Composite                        28.97%        11.40%               12.55%
(Large Cap Stock Portfolio)

Small Cap Directly Invested
Composite                        26.79%        14.75%               10.50%
(Small Cap Stock Portfolio)

Public Bond Composite             9.21%         3.46%                8.02%
(Quality Bond Portfolio)



PERFORMANCE RECAP                                                   RECAP

                                                                Performance                                         Accumulation

                                                                  Column A                             Column B
                                                   Chart                        10 Yrs or                            10 Yrs or
Portfolio                             Type           #     1 Yr     5 Yrs    Since Inception    1 Yr     5 Yrs    Since Inception
-----------------------------  ------------------  -----  ------  ---------  ----------------  ------  ---------  ----------------

MANAGED BY J.P. MORGAN
INVESTMENT MANAGEMENT INC.
Select Equity                  Private Account         3  32.56%     17.71%            15.51%  31.16%     16.31%            14.11%
                               Composite
Large Cap Stock                Private Account         3  37.47%     17.40%            14.05%  36.07%     16.00%            12.65%
                               Composite
Small Cap Stock                Private Account         3  35.29%     20.75%            12.00%  33.89%     19.35%            10.60%
                               Composite
Quality Bond                   Private Account         3  17.71%      9.46%             9.52%  16.31%      8.06%             8.12%
                               Composite

MANAGED BY LORD, ABBETT & CO.
Growth and Income              Existing Portfolio      1  29.82%     17.59%            14.86%  28.03%     15.99%            13.31%
Bond Debenture                 Public Fund             2  17.50%     16.00%            10.10%  16.10%     14.60%             8.70%

MANAGED BY CONNING ASSET
MANAGEMENT COMPANY
Money Market                                           1   6.17%      4.82%             6.46%   4.77%      3.42%             5.06%




PERFORMANCE RECAP

                                Unit    Performance

                                           Column C
                                                            10 Yrs
Portfolio                       1 Yr       5 Yrs      or Since Inception
-----------------------------  -------  ------------  -------------------

MANAGED BY J.P. MORGAN
INVESTMENT MANAGEMENT INC.
Select Equity                   24.06%        11.71%               14.01%

Large Cap Stock                 28.97%        11.40%               12.55%

Small Cap Stock                 26.79%        14.75%               10.50%

Quality Bond                     9.21%         3.46%                8.02%


MANAGED BY LORD, ABBETT & CO.
Growth and Income               20.46%        14.86%               12.55%
Bond Debenture                   9.00%        10.00%                8.60%

MANAGED BY CONNING ASSET
MANAGEMENT COMPANY
Money Market                   (2.33)%       (1.18)%                4.96%




       ________________________________________________________________________


       __________________

       __________________

       __________________


FRONT
-----

                             First Cova Life Insurance Company
                             Attn: Variable Products
                             120 Broadway, 10th Floor
                             New York, New York 10271




       ________________________________________________________________________


       ________________________________________________________________________

       Please send me, at no charge, the Statement of Additional Information dated September 5, 1996, for The Annuity Contract issued by First Cova.

       (Please print or type and fill in all information)




BACK   ________________________________________________________________________
-----
       Name

       ________________________________________________________________________
       Address

       ________________________________________________________________________
       City                               State                   Zip Code

       ________________________________________________________________________
       CNY-1090 (1/97)                                          FIRST COVA VA





















                                     COVA

                       First Cova Life Insurance Company




                                  Home Office

                           120 Broadway, 10th Floor
                              New York, NY 10271

                                 212-766-0012

                                 800-469-4545






















CNY-1023(9/96)             Policy Form Series CNY-672         21-VARI-NY(1/97)